Financial instruments fair value risk - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Financial Instruments [Line Items]
Unlisted investments include of investment	€ 37	€ 29
Level 3
Disclosure of Detailed Information about Financial Instruments [Line Items]
Impact in income statement due to Level 3 instruments	40	(22)
Long-term cash receivables insurance contracts	115	106
Option over a non-controlling interest	43	51
Unlisted Investment In Unilever Venture Companies	€ 736	€ 494